SEGMENT INFORMATION - Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
NET REVENUES
Total net revenues	$ 4,802,309		$ 5,087,178		$ 4,078,013
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	1,285,474	[1]	1,379,111	[1]	995,335	[1]
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(870)		0		0
Pre-opening costs	(90,556)		(13,969)		(5,785)
Development costs	(10,734)		(26,297)		(11,099)
Amortization of gaming subconcession	(57,237)		(57,237)		(57,237)
Amortization of land use rights	(64,471)		(64,271)		(59,911)
Depreciation and amortization	(246,686)		(261,298)		(261,449)
Land rent to Belle	(3,562)		(3,045)		0
Share-based compensation	(20,401)		(14,987)		(8,973)
Property charges and others	(8,698)		(6,884)		(8,654)
Gain on disposal of assets held for sale	22,072		0		0
Corporate and Others expenses	(118,971)		(91,299)		(75,135)
Total operating costs and expenses	(600,114)		(539,287)		(488,243)
OPERATING INCOME	685,360		839,824		507,092
NON-OPERATING INCOME (EXPENSES)
Interest income	20,025		7,660		10,958
Interest expenses, net of capitalized interest	(124,090)		(152,660)		(109,611)
Change in fair value of interest rate swap agreements	0		0		363
Amortization of deferred financing costs	(28,055)		(18,159)		(13,272)
Loan commitment and other finance fees	(18,976)		(25,643)		(1,324)
Foreign exchange (loss) gain, net	(6,155)		(10,756)		4,685
Other income, net	2,313		1,661		115
Loss on extinguishment of debt	0		(50,935)		0
Costs associated with debt modification	0		(10,538)		(3,277)
Total non-operating expenses, net	(154,938)		(259,370)		(111,363)
INCOME BEFORE INCOME TAX	530,422		580,454		395,729
INCOME TAX (EXPENSE) CREDIT	(3,036)		(2,441)		2,943
Net income	527,386		578,013		398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	80,894		59,450		18,531
Net income attributable to Melco Crown Entertainment Limited	608,280		637,463		417,203
Corporate and Others [Member]
NET REVENUES
Total net revenues	52,132		46,552		46,911
Macau [Member]
NET REVENUES
Total net revenues	4,742,613		5,040,626		4,031,102
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	1,285,468	[1]	1,379,714	[1]	995,811	[1]
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues	147,373		148,683		143,260
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	36,337	[1]	40,222	[1]	36,065	[1]
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues	744,850		1,033,801		966,770
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	84,795	[1]	147,340	[1]	154,697	[1]
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues	3,848,623		3,857,049		2,920,912
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	1,165,632	[1]	1,193,211	[1]	805,719	[1]
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues	1,767		1,093		160
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	(1,296)	[1]	(1,059)	[1]	(670)	[1]
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues	7,564		0		0
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	$ 6	[1]	$ (603)	[1]	$ (476)	[1]

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.